Property, Equipment and Improvements, Net - Summary of Property Equipment and Improvements Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 4,982	$ 4,978	$ 4,485
Less: accumulated depreciation	(2,118)	(1,856)	(877)
Property and equipment, net	2,864	3,122	3,608
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,548	4,510	4,018
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	244	244	244
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	165	161	149
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		38	49
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 25	$ 25	$ 25